Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating activities:
Loss before income taxes	R$ (2,553,858)	R$ (810,623)	R$ (390,938)
Adjustments to reconcile loss for the year to net cash flow:
Allowance for expected credit losses	277,402	85,824	36,769
Trade receivables write-off	(12,325)	(25,510)	(9,500)
Listing expense	0	0	319,554
Foreign exchange differences	1,274	39,847	(10,955)
Interest on related party transactions	157,036	0	0
Accrued interest expenses on borrowings and FIAGRO	386,998	367,617	342,450
Interest arising from revenue contracts	(292,087)	(360,776)	(250,337)
Interest on trade payables	644,753	675,706	502,434
Loss (gain) on derivatives	48,400	(35,470)	(79,375)
Interest from tax benefits	(2,295)	(18,902)	(27,153)
Fair value on commodity forward contracts	78,013	111,081	98,674
Gain on changes in fair value of warrants	(20,469)	(14,024)	(3,756)
Amortization of intangibles	51,696	69,764	67,928
Amortization of right-of-use assets	86,165	88,734	56,236
Impairment losses on assets	848,199	0	0
Depreciation	22,383	20,481	16,408
Losses and damage of inventories	100,626	45,969	19,127
Provisions for contingencies	(17,798)	5,005	5,879
Share-based payment	10,626	15,647	14,533
Share of profit of an associate	(1,103)	(1,483)	0
Others	(11,143)	(14,131)	25,197
Assets
Trade receivables	1,406,325	(53,807)	(599,050)
Inventories	580,248	135,336	49,745
Advances to suppliers	157,929	(47,198)	191,138
Derivative financial instruments	(49,956)	59,213	83,530
Taxes recoverable	3,237	(61,852)	(66,345)
Other receivables	(234,863)	(309,743)	77,567
Liabilities
Trade payables	(1,763,770)	1,015,069	(117,567)
Advances from customers	(409,023)	(258,316)	106,903
Salaries and social charges	14,950	(53,197)	36,091
Taxes payable	193,539	14,462	(3,360)
Other payables	178,613	54,720	(66,050)
Interest paid on borrowings and FIAGRO quota holders	(368,436)	(264,747)	(95,739)
Interest paid on acquisitions of subsidiary	(3,358)	(8,988)	(4,875)
Interest paid on trade payables and lease liabilities	(555,928)	(644,784)	(346,749)
Interest received from revenue contracts	251,141	316,111	206,430
Income taxes paid/received	(120,560)	28,718	(76,775)
Net cash flows used in operating activities	(917,419)	165,753	108,069
Investing activities:
Acquisition of subsidiary, net of cash acquired	(34,214)	(222,962)	(157,442)
Additions to property, plant and equipment and intangible assets	(27,801)	(114,427)	(65,376)
Proceeds from the sale of property, plant and equipment	0	19,121	2,084
Restricted cash deposits	(34,800)	0	0
Proceeds from restricted cash	168,862	0	0
Net cash flows used in investing activities	72,047	(318,268)	(220,734)
Financing activities:
Proceeds from borrowings	874,383	2,565,490	1,449,445
Repayment of borrowings	(1,070,256)	(2,368,806)	(1,456,017)
Proceeds from Agribusiness Receivables Certificates, net of transaction cost	0	404,647	0
Payment of principal portion of lease liabilities	(65,734)	(85,221)	(60,570)
Proceeds from FIAGRO quota holders, net of transaction costs	726,541	137,496	150,018
Repayment of FIAGRO quota holders	(304,209)	(133,801)	0
Trade payables – Supplier finance	0	(26,157)	16,569
Acquisition of non-controlling interests	0	(52)	(100,887)
Dividend payments	0	(4,074)	(2,277)
Proceeds from SPAC Merger	0	0	391,572
Capital contributions	0	0	60,880
Proceeds from related parties	257,930	0	0
Net cash flows provided by financing activities	418,655	489,522	448,733
Net increase in cash equivalents	(426,717)	337,007	336,068
Net foreign exchange difference	(4,811)	10,034	(26,187)
Cash equivalents at beginning of the year	911,335	564,294	254,413
Cash equivalents at end of the year	R$ 479,807	R$ 911,335	R$ 564,294